Investment Strategy	Jun. 23, 2025
Growth Portfolio | Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following paragraph will be added prior to the last paragraph of the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of companies included in the Russell 2000 Growth Index (which measures the performance of the small-capitalization growth segment of the U.S. equity universe) at the time of investment. As of March 31, 2025, the market capitalization range of the Russell 2000 Growth Index was approximately $1.2 million to $15.4 billion. As of March 31, 2025, the weighted average market capitalization of the Fund was approximately $6.3 billion.

The sub-adviser focuses on investing the Fund’s assets, under normal circumstances, in companies that are considered by the sub-adviser to be positioned for long-term growth (“growth companies”).

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. As of December 31, 2024, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.

The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The sub-adviser will also consider the valuation of companies when determining whether to buy and/or sell securities. The sub-adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates because of valuation and price considerations, for risk management purposes, when a company is deemed to be misallocating capital, or if a company no longer fits within the Fund’s definition of a small-cap company.

The Fund may lend its portfolio holdings to certain financial institutions.

ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

ESG Diversified Portfolio and ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection for both of these Funds, the last sentence of the sixth paragraph and the first sentence of the seventh paragraph of subsection (2) ESG Underlying Fund Oversight are deleted and replaced with the following:

To be selected for investment, an ESG Underlying Fund must satisfy PLFA’s ESG investment criteria as follows:

i)	An ESG Underlying Fund must meet a minimum ESG rating set by PLFA that is based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

ESG Diversified Portfolio and ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection for both of these Funds, the last sentence of the sixth paragraph and the first sentence of the seventh paragraph of subsection (2) ESG Underlying Fund Oversight are deleted and replaced with the following:

To be selected for investment, an ESG Underlying Fund must satisfy PLFA’s ESG investment criteria as follows:

i)	An ESG Underlying Fund must meet a minimum ESG rating set by PLFA that is based on ratings provided by one or more established third party ESG ratings providers at the time of investment.